Shareholder Fees {- Fidelity Small Cap Discovery Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Small Cap Discovery Fund PRO-09 | Fidelity Small Cap Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none